UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of
issuer:

UAM Funds Trust
One International Place
Boston, Massachusetts  02110


2. The name of each
series or class of
securities for which
the Form is filed (If
the Form is being
filed for all series
and classes of
securities of the
issuer, check the box
but do not list series
or classes ):  [ ]

IRC Enhanced Index
Portfolio


3. Investment Company Act
File Number: 811-8544

Securities Act File
Number: 33-79858


4(a). Last day of fiscal
year for which this Form
is filed:

April 29, 1998

4(b). [ ] Check box if this
Form is being filed
late (i.e., more than
90 calendar days
after the end of the
issuer's fiscal year).
(See Instruction A.2)

Note:  If the Form is being
filed late, interest must be
paid on the registration
fee due.



4(c). [ ]  Check box if this
is the last time the
issuer will be filing
this Form.






5. Calculation of
registration fee:




(i) Aggregate  price
of securities sold
during the fiscal
year:


$3,476,490


(ii) Aggregate  price
of securities
redeemed or
repurchased during
the fiscal year:

$9,161,451



(iii) Aggregate  price
of securities
redeemed or
repurchased during
any prior fiscal
year ending no
earlier than
October 11, 1995
that were not
previously used to
reduce
registration fees
payable to the
commission:






$0



(iv) Total available
redemption credits
[add Items 5(ii)
and 5(iii)]:



$9,161,451


(v) Net sales -- if
Item 5(I) is
greater than Item
5(iv) [subtract
Item 5(iv) from
Item 5(I)]:




$0


(vi) Redemption credits
available for use
in future years -
if Item 5(i) is
less than Item
5(iv)[subtract
Item 5(iv) from
Item 5(i)]



$0



(vii) Multiplier for
determining
registration fee
(See Instruction
C.9):



X 0.000295

(viii) Registration fee
due [multiply Item
5(v) by Item
5(vii)] (enter 0
if no fee is due):




=$0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting
an amount of securities that were Registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in
effect before [effective date of recision of rule 24e-
2], then report the amount of Securities (number of
shares or other units) deducted here:         .  If
there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .



7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


+$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:



=$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[  ]  Wire Transfer
	[  ]  Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*
/s/Michael E. DeFao

Michael E. DeFao

Secretary


Date:  June 25, 1998


*Please print the name and title of the signing officer below the signature.